Contingencies and commitments - Summary of capital commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital Commitments
Capital Commitments	$ 2,641	$ 2,230
Due within 1 year [member]
Capital Commitments
Capital Commitments	2,052	1,588
Between 1 and 3 years [member]
Capital Commitments
Capital Commitments	531	433
Between 3 and 5 years [member]
Capital Commitments
Capital Commitments	58	194
More than 5 years [member]
Capital Commitments
Capital Commitments		15
Joint ventures [Member]
Capital Commitments
Capital Commitments	29	113
Joint ventures [Member] | Due within 1 year [member]
Capital Commitments
Capital Commitments	$ 29	$ 113